Simplify Interest Rate Hedge ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 34.0%
U.S. Treasury Bill, 2.51%, 11/3/2022 .............................................. $ 110,000,000 $ 109,748,671
U.S. Treasury Bill, 3.54%, 2/2/2023 ............................................... 12,000,000 11,858,368
Total U.S. Treasury Bills (Cost $121,611,766) ..................................................... 121,607,039
U.S. Government Obligations – 32.6%
U.S. Treasury Note, 0.75%, 4/30/2026
(Cost $127,982,923) ......................................................... $ 131,875,000 116,858,765
Notional Amount
Purchased Swaptions – 33.2%
Puts – Over the Counter – 33.2%
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Bank of
America NA)(a) ................................................. 260,000,000 8,143,069
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty:
Bank of America NA)(a) .......................................... 760,000,000 27,205,295
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Barclays) .. 340,000,000 5,217,768
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Goldman
Sachs International) ............................................. 300,000, 000 6,031,457
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty:
Goldman Sachs International) ..................................... 930,000,000 32,111,121
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Morgan
Stanley Capital Services LLC)(a) ................................... 920,000,000 16,273,926
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty:
Morgan Stanley Capital Services LLC)(a) ............................ 710,000,000 23,698,977
118,681,613
Total Purchased Swaptions (Cost $0) .............................................................. 118,681,613
Total Investments – 99.8%
(Cost $249,594,689) ......................................................................... $ 357,147,417
Other Assets in Excess of Liabilities – 0.2% ......................................................... 842,709
Net Assets – 100.0% .......................................................................... $ 357,990,126
(a) U.S. Treasury Note with a market value of $70,409,836 has been pledged as collateral by the broker for purchased swaptions as of
September 30, 2022.
At September 30, 2022, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11% 1 day SOFR Annual/Annual
Morgan Stanley
Capital Services
LLC May 15, 2048 10,000 $1,011 $0 $1,011

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 34.0%
Purchased Swaptions ............................................................................. 33.2%
U.S. Government Obligations ....................................................................... 32.6%
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%